Financial instruments risk management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Classification of Financial Assets and Liabilities
Financial assets:

	Fair value through profit or loss		Amortized cost
	2025	2024	2025	2024
	NIS in thousands
Cash and cash equivalents	-	-	124,158	122,938
Financial assets at fair value through profit or loss	173,658	171,031	-	-
Trade and other receivables	-	-	184,006	178,715
Total financial assets	173,658	171,031	308,164	301,653

Financial liabilities:

	Amortized cost
	2025	2024
	NIS in thousands
Trade payables	23,291	28,203
Lease liabilities	4,930	4,700
Total financial liabilities	28,221	32,903

Schedule of Classification of Financial Instruments by Fair Value Hierarchy
	Level 1		Level 2		Level 3
	2025	2024	2025	2024	2025	2024
	NIS in thousands
Financial assets at fair value through profit or loss	124,591	123,189	-	-	49,067	47,842

Schedule of Reconciliation of Opening and Closing Fair Value
Financial assets at fair value through profit or loss:	Level 1	Level 3
	NIS in thousands
January 1, 2025	123,189	(*) 47,842
Purchases	45,304	1,000
Disposals	(76,054)	-
Gain (Loss)	32,152	225
December 31, 2025	124,591	49,067

(*) In the company's assessment, as of January 1, 2025, the book value of the investment approximates its fair value.

Schedule of Exchange rate risk
	2025	2024
Net foreign currency financial assets/(liabilities)	NIS in thousands
US Dollars	17,418	20,323
EURO	(4,935)	2,560
Total net exposure	12,483	22,883

Schedule of Sensitivity Analysis
	US Dollars		EURO
	2025	2024	2025	2024
	NIS in thousands
10% increase	1,742	2,032	(494)	256
10% decrease	(1,742)	(2,032)	494	(256)